Document and Entity information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-15242
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Taunusanlage 12
Entity Address, Postal Zip Code	60325
Entity Address, City or Town	Frankfurt am Main
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding	1,902,873,264
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001159508
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Taunusanlage 12
Entity Address, Postal Zip Code	60325
Entity Address, City or Town	Frankfurt am Main,
Entity Address, Country	DE
Contact Personnel Name	Andrea Schriber
Country Region	49
City Area Code	69
Local Phone Number	910-40493
Contact Personnel Email Address	andrea.schriber@db.com
Ordinary shares, no par value
Entity Listings [Line Items]
Title of each class	Ordinary shares, no par value
Trading Symbol(s)	DB
Name of each exchange on which registered	NYSE
DB Gold Double Long Exchange Traded Notes due February 15, 2038
Entity Listings [Line Items]
Title of each class	DB Gold Double Long Exchange Traded Notes due February 15, 2038
Trading Symbol(s)	DGP
Name of each exchange on which registered	NYSEArca
DB Gold Double Short Exchange Traded Notes due February 15, 2038
Entity Listings [Line Items]
Title of each class	DB Gold Double Short Exchange Traded Notes due February 15, 2038
Trading Symbol(s)	DZZ
Name of each exchange on which registered	NYSEArca
DB Gold Short Exchange Traded Notes due February 15, 2038
Entity Listings [Line Items]
Title of each class	DB Gold Short Exchange Traded Notes due February 15, 2038
Trading Symbol(s)	DGZ
Name of each exchange on which registered	NYSEArca